Portfolio of Investments	/ 1
Longleaf Partners Global Fund
March 31, 2025 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Asset Management
Affiliated Managers Group, Inc.	54,247	$9,115,123	3.9%
Exor N.V. (Netherlands)	147,487	13,401,190	5.7
		22,516,313	9.6
Biotech & Pharma
Regeneron Pharmaceuticals, Inc.	12,520	7,940,560	3.4
Chemicals
Kansai Paint Company Ltd. (Japan)	537,700	7,688,467	3.3
Commercial Support Services
Eurofins Scientific (France)	153,972	8,217,844	3.5
Entertainment Content
Canal + SA (France)	6,279,880	14,927,564	6.4
Food
Glanbia PLC (Ireland)	832,555	9,179,466	3.9
The Kraft Heinz Company	267,350	8,135,460	3.5
		17,314,926	7.4
Household Products
Reckitt Benckiser Group PLC(a)	133,017	8,995,535	3.8
Internet Media & Services
Delivery Hero S.E.(a) (Germany)	299,999	7,197,254	3.1
IAC, Inc.(a)	324,717	14,917,499	6.4
		22,114,753	9.5
Leisure Facilities & Services
MGM Resorts International(a)	258,906	7,673,974	3.3
Leisure Products
Mattel, Inc.(a)	523,422	10,170,089	4.3
Medical Equipment & Devices
Bio-Rad Laboratories, Inc. - Class A(a)	36,854	8,976,160	3.8
Oil & Gas Producers
CNX Resources Corporation(a)	464,794	14,631,715	6.3
Publishing & Broadcasting
Louis Hachette Group (France)	5,291,794	7,985,622	3.4
Renewable Energy
HF Sinclair Corporation	294,482	9,682,568	4.1
Retail - Consumer Staples
Albertsons Companies, Inc. - Class A	588,925	12,950,461	5.5
Technology Services
Fidelity National Information Services, Inc.	127,092	9,491,231	4.1
Telecommunications
Millicom International Cellular S.A.(a) (Luxembourg)	435,854	13,193,301	5.6
Transportation & Logistics
FedEx Corporation	45,717	11,144,891	4.9
Total Common Stocks (Cost $198,315,222)		215,615,974	92.2

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Short-Term Obligations

	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 3.61%, dated 3/31/2025, due 04/01/2025 Repurchase price 18,041,809 (Collateral: $18,400,800 U.S. Treasury Note, 4.50% due 11/15/2054, Par $18,527,700 (Cost $18,040,000)	18,040,000	$18,040,000	7.7%
Total Investments - (Cost $216,355,222)		233,655,974	99.9
Other Assets (Liabilities), Net		147,408	0.1
Net Assets		$233,803,382	100.0%

(a)	Non-income producing security.